Label	Element	Value
Virtus Seix Tax-Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Virtus Seix Tax-Exempt Bond Fund (the “Fund”),

a series of Virtus Opportunities Trust

Supplement dated March 22, 2024, to the Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus pertaining to the Fund, each dated January 29, 2024, as supplemented

Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Seix Tax-Exempt Bond Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Important Notice to Investors

The table showing Average Annual Total Returns and the paragraph immediately after the table in the “Performance Information” section of the Fund’s summary prospectus and the summary section of the statutory prospectus applicable to the Fund, are hereby replaced in their entirety with the following:

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Effective February 1, 2021, the ICE BofA 1-22 Year U.S. Municipal Securities Index is the Fund’s style-specific benchmark. The ICE BofA 1-22 Year U.S. Municipal Securities Index is a subset of the ICE BofA U.S. Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The indexes are calculated on a total return basis, are unmanaged, and are not available for direct investment.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective March 22, 2024, the Fund’s broad-based benchmark is the Bloomberg Municipal Bond Index replacing the Bloomberg U.S. Aggregate Bond Index. The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market and is more closely matched to the Fund’s principal investment strategy.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Effective March 22, 2024, the Fund’s broad-based benchmark is the Bloomberg Municipal Bond Index replacing the Bloomberg U.S. Aggregate Bond Index. The Bloomberg Municipal Bond Index is a market capitalization-weighted index that measures the long-term tax-exempt bond market and is more closely matched to the Fund’s principal investment strategy. Effective February 1, 2021, the ICE BofA 1-22 Year U.S. Municipal Securities Index is the Fund’s style-specific benchmark. The ICE BofA 1-22 Year U.S. Municipal Securities Index is a subset of the ICE BofA U.S. Municipal Securities Index including all securities with a remaining term to final maturity less than 22 years, calculated on a total return basis. The indexes are calculated on a total return basis, are unmanaged, and are not available for direct investment.

Investors should retain this supplement with the Prospectuses for future reference.

Virtus Seix Tax-Exempt Bond Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.40%
5 Years	rr_AverageAnnualReturnYear05	2.25%
10 Years	rr_AverageAnnualReturnYear10	3.03%
Virtus Seix Tax-Exempt Bond Fund | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	1.81%
Virtus Seix Tax-Exempt Bond Fund | ICE BofA 1-22 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	ICE BofA 1-22 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.65%
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	2.77%
Virtus Seix Tax-Exempt Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	1.82%
10 Years	rr_AverageAnnualReturnYear10	2.51%
Virtus Seix Tax-Exempt Bond Fund | Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	4.96%
5 Years	rr_AverageAnnualReturnYear05	1.76%
10 Years	rr_AverageAnnualReturnYear10	2.45%
Virtus Seix Tax-Exempt Bond Fund | Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.14%
5 Years	rr_AverageAnnualReturnYear05	2.00%
10 Years	rr_AverageAnnualReturnYear10	2.58%
Virtus Seix Tax-Exempt Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.82%
5 Years	rr_AverageAnnualReturnYear05	1.00%
10 Years	rr_AverageAnnualReturnYear10	1.96%
Virtus Seix Tax-Exempt Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	3.92%
5 Years	rr_AverageAnnualReturnYear05	0.80%
10 Years	rr_AverageAnnualReturnYear10	1.48%